Related Party Transactions (Summary of Compensation of Key Management Personnel and Directors) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee benefits	$ 52	$ 30
Post-employment benefits	3	1
Share-based payments	54	23
Total	$ 109	$ 54